Premises and Equipment	12 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE E - PREMISES AND EQUIPMENT

Premises and equipment at June 30 are comprised of the following:

(in thousands)	2020	2019

Land	$1,516	$1,516
Buildings and improvements	6,493	6,492
Furniture and equipment	2,204	2,134
Automobiles	36	36
	10,249	10,178
Less: accumulated depreciation	5,333	5,150
Balance at end of year	$4,916	$5,028